UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769
Highland Special Situations Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Special Situations Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 41.4%
Aerospace - 6.1%
	US Airways Group, Inc.
194,521	Term Loan, 2.75%, 03/21/14	179,000

Financial - 7.3%
	Nuveen Investments, Inc.
200,000	Second Lien Term Loan, 12.50%, 07/31/15 (b)	215,251

Food/Tobacco - 6.5%
	DSW Holdings, Inc.
200,000	Term Loan, 4.31%, 03/02/12	191,000

Forest Products/Containers - 6.0%
	Consolidated Container Co., LLC
200,000	Second Lien Term Loan, 5.75%, 09/28/14	176,376

Service - 9.8%
	Thermo Fluids (Northwest), Inc.
322,938	Tranche B Term Loan, 5.31%, 06/27/13	289,029

Utility - 5.7%
	Texas Competitive Electric Holdings Co., LLC
197,442	Initial Tranche B-2 Term Loan, 3.78%, 10/10/14	166,668

	Total US Senior Loans (Cost $1,163,044)	1,217,324

Corporate Notes and Bonds (c) - 8.6%
Healthcare - 8.6%
	Celtic Pharma Phinco B.V.
211,476	17.00%, 06/15/12 (d) (e)	74,017
	TCD PhaRMA
212,000	16.00%, 04/15/24	180,200

	Total Corporate Notes and Bonds (Cost $406,629)	254,217

Shares
Common Stocks (f) - 51.0%
Diversified Media - 5.0%
	Metro-Goldwyn-Mayer, Inc.,
6,363	Class A	145,553

Healthcare - 8.3%
140,740	Genesys Ventures IA, LP (d)	244,888

Service - 35.4%
93,061	Safety-Kleen Systems, Inc. (d)	1,042,283

Wireless Communications - 2.3%
24,889	ICO Global Communications Holdings, Ltd.	66,454

	Total Common Stocks (Cost $1,124,701)	1,499,178

Units
Warrants (f) - 0.0%
Wireless Communications - 0.0%
	Clearwire Corp., expires 05/17/11(d)
10,321		103

	Total Warrants (Cost $20,503)	103

Total Investments - 101.0%		2,970,822

	(Cost of $2,714,877) (g)
Preferred Shares at Liquidation Value - 0.0%		0

Other Assets & Liabilities, Net - (1.0)%		(27,978)

Net Assets applicable to Common Shareholders - 100.0%		2,942,844

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (b), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Fixed rate senior loan.

(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $254,217 or 8.6% of net assets.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,361,291, or 46.3% of net assets, were fair valued as of March 31, 2011.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Non-income producing security.

(g)	Cost for U.S. Federal income tax purposes is $2,714,877.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2011 (unaudited)	Highland Special Situations Fund
Security Valuation
In computing the Highland Special Situations Fund (“the Fund”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s Net Asset Value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements:
Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of March 31, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are not generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. During the period ended March 31, 2011, there were no significant transfers between Level 1, Level 2 and Level 3 on the Fund.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2011 (unaudited)	Highland Special Situations Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2011 is as follows:

			Level 2	Level 3
	Total Value as		Significant	Significant
	of March 31,	Level 1 Quoted	Observable	Unobservable
Investments in Securities	2011	Price	Input	Input
Common Stocks
Diversified Media	$145,553	$—	$—	$145,553
Healthcare	244,888	—	—	244,888
Service	1,042,280	—	—	1,042,280
Wireless
Communication	66,454	66,454	—	—
Warrants – Equity Risk	103	—	—	103
Debt
Senior Loans	1,217,324	—	849,948	367,376
Corporate Debt	254,217	—	—	254,217

Total	$2,970,819	$66,454	$849,948	$2,054,417

The Fund did not have any liabilities that were measured at fair value on a recurring basis at Level 3 as of March 31, 2011.
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended March 31, 2011.

			Net
		Transfers	Amortization	Net	Net
Assets at Fair Value	Balance as of	in/(out)	(Accretion)	Realized	Unrealized			Balance as of
Using Unobservable	December 31,	of Level	of Premium/	Gains/	Gains/	Gross	Gross	March 31,
Inputs Level 3	2011	3	(Discount)	(Losses)	(Losses)	Purchases*	Sales*	2011
Common Stocks
Diversified Media	$151,121	$—	$—	$—	$(29,036)	$23,468	$—	$145,553
Healthcare	275,850	—	—	—	(30,962)	—	—	244,888
Housing	—	—	—	—	—	—	—	—
Service	1,006,917	—	—	—	35,363	—	—	1,042,280
Warrants – Equity
Risk	2,168	—	—	—	(2,065)	—	—	103
Debt		—	—	—	—	—	—	—
Senior Loans	361,500	—	5,061	—	815	—	—	367,376
Corporate Debt	350,082	—	(275)	(89,674)	61,903	92	(67,911)	254,217

Total	$2,147,638	$—	$4,786	$(89,674)	$36,018	$23,560	$(67,911)	$2,054,417

*	Includes any applicable borrowing and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized gains presented in the table above relate to investments that are held at March 31, 2011.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/26/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/26/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 5/26/11

*	Print the name and title of each signing officer under his or her signature.